Loans Payable (Details Textual) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended			6 Months Ended		12 Months Ended
	Apr. 27, 2018	Nov. 13, 2017	Dec. 12, 2016	Jun. 29, 2016	Jun. 13, 2016	May 03, 2016	Jan. 16, 2018	Aug. 10, 2017	Aug. 17, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 20, 2016
Loans Payable (Textual)
Principal amount										$ 9,805		$ 7,381
Warrants to purchase common stock							61,729					549,421
Debt discount amortized										$ 832	$ 326	$ 756	$ 852
Convertible promissory note, description										(1) 0.0% interest per annum when total borrowings under the term and revolver loans, in aggregate, are below $4,000,000 in principal (disregarding paid-in-kind (“PIK”) interest); 8.0% cash, when total borrowing under the term and revolver loans, in aggregate, exceed $4,000,000 in principal (disregarding PIK interest) (2) 8.0% interest per annum when total borrowings under the term and revolver loans, in aggregate, are below $4,000,000 in principal (disregarding PIK interest); 8.0% cash, 2.0% PIK when total borrowing under the term and revolver loans, in aggregate, exceed $4,000,000 in principal (disregarding PIK interest) (3) 12.0% cash, 2.0% added to principal
Fair value of warrants on the issuance										$ (208)	$ 377	153	$ 42
Adjusted per share price value							$ 8.10
Interest Payable												$ 295
Secured convertible promissory note [Member]
Loans Payable (Textual)
Principal amount				$ 50	$ 450	$ 500
Terms of warrant				5 years	5 years	5 years
Warrants to purchase common stock				2,977	26,786	29,762
Share price per share				$ 8.40	$ 8.40	$ 8.40
Fair value of warrants				$ 6	$ 57	$ 89
Interest rate, description										The secured convertible promissory notes bear interest at the rate of 14% per annum. Of this amount, 12% per annum is payable monthly in cash, and the remaining 2% per annum is payable in the form an additional principal through increases in the principal amount of the note. Upon the consummation of a change in control transaction of the company or a default, interest on the secured convertible promissory note will increase to the rate of 17% per annum.
Proceeds from convertible debt					300
Exchanged short term notes					$ 150
Incurred sales commissions						$ 25
Slipstream Communications, LLC [Member]
Loans Payable (Textual)
Term loan interest percentage		8.00%
Terms of warrant		5 years						5 years
Maturity date		Aug. 17, 2019						Aug. 17, 2018
Warrants to purchase common stock		196,079						196,079
Fair value of warrants		$ 976						$ 1,240						$ 200
Revised fair value of warrants														$ 250
Fair value of warrants on the issuance		$ 1,000					$ 1,000	$ 1,200
Adjusted per share price value		$ 8.40						$ 8.40
Slipstream Communications, LLC [Member] | Secured Disbursed Escrow Promissory Note [Member]
Loans Payable (Textual)
Interest rate, description										The principal amount of the Secured Disbursed Escrow Promissory Note will bear simple interest at the 8%; provided, further, however, that the Loan Rate with respect to the Secured Disbursed Escrow Promissory Note shall be 0% at all times when the aggregate outstanding principal amount of the Term Loan and the Revolving Loan (excluding the additional principal added pursuant to this proviso) exceeds $4,000,000.
Leased operating facility										$ 264
Loan And Security Agreement [Member] | Secured Disbursed Escrow Promissory Note [Member]
Loans Payable (Textual)
Share price per share	$ 7.65
Interest rate, description	The principal amount of the Secured Disbursed Escrow Promissory Note will bear simple interest at the 8%; provided, further, however, that the Loan Rate with respect to the Secured Disbursed Escrow Promissory Note shall be 0% at all times when the aggregate outstanding principal amount of the Term Loan and the Revolving Loan (excluding the additional principal added pursuant to this proviso) exceeds $4,000,000.
Leased operating facility	$ 264
Loan And Security Agreement [Member] | Slipstream Communications, LLC [Member]
Loans Payable (Textual)
Principal amount			$ 1,000
Borrowed loan	$ 1,100		$ 786				$ 1,000		$ 3,000
Term loan interest percentage			8.00%				8.00%		8.00%
Terms of warrant	5 years		5 years				5 years		5 years
Maturity date	Jan. 16, 2019		Feb. 01, 2017				Jan. 16, 2019		Aug. 17, 2018
Warrants to purchase common stock	143,791		51,416				61,729		196,079
Share price per share	$ 7.65		$ 8.40				$ 8.10		$ 8.40
Aggregate fees			$ 37						$ 20
Fair value of warrants	$ 543		$ 136				$ 266		361
Additional advances									$ 1,000
Interest rate, description	The Loan Rate shall be 10%, of which eight percent 8% shall be payable in cash and 2% shall be paid by the issuance of and treated as additional principal of the Term Loan (“PIK”); provided, further, however, that the Loan Rate with respect to the Disbursed Escrow Loan shall be 0%.									The principal amount of the Secured Disbursed Escrow Promissory Note will bear simple interest at the 8%; provided, further, however, that the Loan Rate with respect to the Secured Disbursed Escrow Promissory Note shall be 0% at all times when the aggregate outstanding principal amount of the Term Loan and the Revolving Loan (excluding the additional principal added pursuant to this proviso) exceeds $4,000,000.
Leased operating facility										$ 264